Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 110	$ 710	$ 945	$ 1,177	$ 1,177	$ 2,206
Restricted stock award, shares	1,484	142	41,484	837	838	6